Retirement Plans (Schedule of Assumptions Used) (detail)	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014
Schedule of Assumbptions Used [Abstract]
Discount rate - benefit obligation	4.15%	4.85%
Discount rate - pension expense	4.85%	4.70%
Expected return on plan assets	7.25%	7.50%
Rate of compensation increase	3.00%	3.00%